INCOME TAXES (Details 5) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
INCOME TAXES
Tax loss carry forwards	$ 54,600,000	$ 88,100,000
Limited period for tax loss carry forwards	5 years
Valuation allowance	$ 16,606,440	23,863,461
Liabilities for unrecognized tax benefits	$ 0	$ 0
Withholding income tax rate on dividends arising from profits of foreign invested enterprises under PRC EIT Law	10.00%
Undistributed earnings of the Group's subsidiaries located in the PRC	$ 0
Provision made for withholding taxes	$ 0